Liability related to right of use of assets - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Statement [line items]
Right of use assets	$ 121,874,096	$ 6,278	$ 90,372,393	$ 101,976,844
Lease liabilities	134,148,811		98,654,225
Amendment of IFRS 16 [Member]
Statement [line items]
Adjustment to accrued lease liability	37,642
Related Party [Member]
Statement [line items]
Right of use assets	64,582,841		14,785,012
Lease liabilities	$ 65,686,036		$ 16,212,629